Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 12 – INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	December 31, 2020	December 31, 2019
Land use rights	$7,518,267	$7,042,551
Software	28,796	26,974
Total	7,547,063	7,069,525
Less: accumulated amortization	(1,142,004)	(924,346)
Intangible assets, net	$6,405,059	$6,145,179

As of December 31, 2020 and 2019, land use rights of 380,255 and 306,000 square meters with a carrying value of approximately $6.7 million and $4.4 million, respectively, was pledged to the bank as collateral for the Company’s long-term bank loan (see Note 14).

Amortization expense was $146,614, $172,216 and $153,286 for the years ended December 31, 2020, 2019 and 2018, respectively.

Estimated future amortization expense is as follows:

Twelve months ending December 31,	Amortization expense
2021	$155,202
2022	155,202
2023	155,202
2024	155,202
2025	155,202
2026 and Thereafter	5,629,050
$6,405,059